Related Parties - Summary of Balances and Transactions With Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Current assets	$ 7,051.7	$ 6,781.7
Current liabilities	2,782.6	3,180.9
Non-current assets	4,884.5	4,882.9
Non-current liabilities	4,971.6	4,542.5
Financial results	262.8	167.8	$ 80.8
Operating results	329.3	206.0	331.5
Related parties [member]
Disclosure of transactions between related parties [line items]
Current assets	557.7	515.6
Current liabilities	307.6	428.8
Non-current assets	330.8	332.2
Non-current liabilities	603.1	795.0
Financial results	5.1	4.2	8.8
Operating results	(14.0)	2.6	(90.6)
Related parties [member] | Banco do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Current assets	227.2	64.3
Current liabilities	92.9	0.3
Non-current assets	330.8	332.2
Non-current liabilities	319.5	413.3
Financial results	(0.5)	(2.8)	4.4
Related parties [member] | Banco Nacional De Desenvolvimento Econmico e Social BNDES [member]
Disclosure of transactions between related parties [line items]
Current liabilities	88.4	161.4
Non-current liabilities	219.0	311.5
Financial results	(14.7)	(18.6)	(20.3)
Related parties [member] | Caixa Economica Federal [member]
Disclosure of transactions between related parties [line items]
Current assets	9.8	153.4
Financial results	23.2	28.5
Operating results			(84.9)
Related parties [member] | Brazilian Air force [member]
Disclosure of transactions between related parties [line items]
Current assets	314.1	263.5
Current liabilities	90.3	84.8
Financial results			27.3
Operating results	(23.7)	25.6
Related parties [member] | Marinha Do Brasil [member]
Disclosure of transactions between related parties [line items]
Current assets	6.6	34.4
Operating results	(6.2)	(2.7)
Related parties [member] | Embraer Prev Sociedade De Previdncia Complementar [member]
Disclosure of transactions between related parties [line items]
Current liabilities	0.2	0.2
Operating results	(22.9)	(23.2)	(22.6)
Related parties [member] | Empresa Portuguesa De Defesa EMPORDEF [member]
Disclosure of transactions between related parties [line items]
Current liabilities	7.0
Non-current liabilities		5.5
Related parties [member] | Brazilian Army [member]
Disclosure of transactions between related parties [line items]
Current liabilities	11.1	16.9
Operating results	(1.2)	5.0	(4.6)
Related parties [member] | Financiadora De EstudoE Projetos FINEP [member]
Disclosure of transactions between related parties [line items]
Current liabilities	15.7	16.8
Non-current liabilities	64.6	64.7
Financial results	(2.9)	(2.9)	(2.6)
Related parties [member] | Telecomunicacoes Brasileiras SA Telebras [member]
Disclosure of transactions between related parties [line items]
Current liabilities	2.0	148.4
Operating results	$ 40.0	$ (2.1)	$ 21.5